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                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  		June 30, 2008

Cornerstone Real Estate Advisers LLC
----------------------------------------------------------------------
Name of Institutional Investment Manager

One Financial Plaza, Suite 1700  Hartford    CT     06103
----------------------------------------------------------------------
Business Address  (Street)       (City)     (State)  (Zip)

13F File Number:    28-  12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol  Chief Compliance Officer  (860)509-2233
----------------------------------------------------------------------
Name                    (Title)                   (Phone)


Signature, Place and Date of Signing:

/s/
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103
8/14/08

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.



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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:                    0

Form 13F Information
Table Entry Total:           	44

Form 13F Table Value Total:  	 252,781
                                            (thousands)
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
Name of Issuer			Title of Class	CUSIP		Value	Shares	 Inv.		Other	 Voting Authority
								x1000		 Discretion	Managers Sole	 Shared	None

AMERICAN CAMPUS COMMUNITIES	COM		024835100	 2,850 	 102,364 SOLE		N/A	 83,964  0	 18,400
ACADIA REALTY TRUST		COM SH BEN INT	004239109	 4,433 	 191,483 SOLE		N/A	 154,283 0	 37,200
AMB PROPERTY CORP		COM		00163T109	 6,907 	 137,094 SOLE		N/A	 110,903 0	 26,191
ALEXANDRIA REAL ESTATE EQUIT	COM		015271109	 5,750 	 59,072  SOLE		N/A	 47,672  0	 11,400
AVALONBAY COMMUNITIES INC	COM		053484101	 9,451 	 106,000 SOLE		N/A	 83,760  0	 22,240
BROOKFIELD PROPERTIES CORP	COM		112900105	 3,095 	 173,960 SOLE		N/A	 130,360 0	 43,600
BRE PROPERTIES INC		CL A		05564E106	 8,032 	 185,578 SOLE		N/A	 147,079 0	 38,499
BOSTON PROPERTIES INC		COM		101121101	 12,793  141,796 SOLE		N/A	 112,935 0	 28,861
MACK-CALI REALTY CORP		COM		554489104	 3,863 	 113,055 SOLE		N/A	 89,555  0	 23,500
DCT INDUSTRIAL TRUST INC	COM		233153105	 1,258 	 151,900 SOLE		N/A	 114,700 0	 37,200
DEVELOPERS DIVERSIFIED RLTY	COM		251591103	 2,169 	 62,500  SOLE		N/A	 47,600  0	 14,900
DUPONT FABROS TECHNOLOGY	COM		26613Q106	 1,449 	 77,753  SOLE		N/A	 60,353  0	 17,400
DIGITAL REALTY TRUST INC	COM		253868103	 3,897 	 95,253  SOLE		N/A	 82,469  0	 12,784
DIAMONDROCK HOSPITALITY CO	COM		252784301	 1,978 	 181,600 SOLE		N/A	 147,100 0	 34,500
EQUITY RESIDENTIAL		SH BEN INT	29476L107	 9,780 	 255,548 SOLE		N/A	 199,748 0	 55,800
ESSEX PROPERTY TRUST INC	COM		297178105	 3,508 	 32,941  SOLE		N/A	 26,828  0	 6,113
EXTRA SPACE STORAGE INC		COM		30225T102	 1,463 	 95,250  SOLE		N/A	 74,250  0	 21,000
FEDERAL REALTY INVS TRUST	SH BEN INT NEW	313747206	 4,391 	 63,631  SOLE		N/A	 53,026  0	 10,605
FIRST INDUSTRIAL REALTY TR	COM		32054K103	 508 	 18,500  SOLE		N/A	 18,500  0	 -
GAYLORD ENTERTAINMENT CO	COM		367905106	 1,417 	 59,137  SOLE		N/A	 43,137  0	 16,000
GENERAL GROWTH PROPERTIES	COM		370021107	 6,658 	 190,064 SOLE		N/A	 155,072 0	 34,992
GRAMERCY CAPITAL CORP		COM		384871109	 973 	 83,938  SOLE		N/A	 65,943  0	 17,995
HEALTH CARE REIT INC		COM		42217K106	 8,354 	 187,730 SOLE		N/A	 149,265 0	 38,465
HIGHWOODS PROPERTIES INC	COM		431284108	 3,356 	 106,802 SOLE		N/A	 84,602  0	 22,200
HOST HOTELS & RESORTS INC	COM		44107P104	 8,329 	 610,168 SOLE		N/A	 495,935 0	 114,233
KIMCO REALTY CORP		COM		49446R109	 14,984  434,071 SOLE		N/A	 347,162 0	 86,909
KILROY REALTY CORP		COM		49427F108	 3,148 	 66,930  SOLE		N/A	 52,230  0	 14,700
LASALLE HOTEL PROPERTIES	COM SH BEN INT	517942108	 1,234 	 49,100  SOLE		N/A	 38,100  0	 11,000
MARRIOTT INTERNATIONAL-CL A	CL A		571903202	 2,868 	 109,305 SOLE		N/A	 89,905  0	 19,400
MORGANS HOTEL GROUP CO		COM		61784W108	 324 	 31,500  SOLE		N/A	 24,400  0	 7,100
MAGUIRE PROPERTIES INC		COM		559775101	 733 	 60,205  SOLE		N/A	 44,005  0	 16,200
MEDICAL PROPERTIES TRUST INC	COM		58463J304	 2,848 	 281,450 SOLE		N/A	 231,650 0	 49,800
NATIONWIDE HEALTH PPTYS INC	COM		638620104	 4,394 	 139,549 SOLE		N/A	 114,468 0	 25,081
NORTHSTAR REALTY FINANCE COR	COM		66704R100	 1,418 	 170,475 SOLE		N/A	 140,093 0	 30,382
CORPORATE OFFICE PROPERTIES	SH BEN INT	22002T108	 1,561 	 45,479  SOLE		N/A	 35,379  0	 10,100
PROLOGIS			SH BEN INT	743410102	 19,064  350,770 SOLE		N/A	 279,679 0	 71,091
PUBLIC STORAGE			COM		74460D109	 8,246 	 102,066 SOLE		N/A	 78,913  0	 23,153
REGENCY CENTERS CORP		COM		758849103	 7,091 	 119,938 SOLE		N/A	 92,238  0	 27,700
TANGER FACTORY OUTLET CENTER	COM		875465106	 10,566  294,085 SOLE		N/A	 234,146 0	 59,939
SL GREEN REALTY CORP		COM		78440X101	 10,613  128,300 SOLE		N/A	 102,305 0	 25,995
SIMON PROPERTY GROUP INC	COM		828806109	 18,494  205,735 SOLE		N/A	 166,075 0	 39,660
TAUBMAN CENTERS INC		COM		876664103	 5,319 	 109,338 SOLE		N/A	 93,291  0	 16,047
VORNADO REALTY TRUST		SH BEN INT	929042109	 15,620  177,495 SOLE		N/A	 141,377 0	 36,118
VENTAS INC			COM		92276F100	 7,595 	 178,412 SOLE		N/A	 144,924 0	 33,488

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8/14/08


Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC (Cornerstone) Form 13F for the quarter ending
June 30, 2008.

Cornerstone has indicated that it exercises sole investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company (MassMutual) to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer

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